Related and Interested Parties	6 Months Ended
Jun. 30, 2023
Related and Interested Parties [Abstract]
Related and Interested Parties

Note 9 - Related and Interested Parties

A.	Transactions with key management personnel

Benefits to key management personnel

Key management personnel received benefits in the amount of $4,560 thousand during the six-month period ended June 30, 2023 (in the six month period ended June 30, 2022: $6,724 thousand) in the form of short-term employee benefits and share-based payments.

B.	Other transactions with related and interested parties

For transactions with related parties after the reporting date, see note 10 below.